Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Cash Flows from Operating Activities
Net income	$ 7,839	$ 8,069
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	337	358
Provision for loan losses	2,700	7,300
Bank owned life insurance	(363)	(202)
Supplemental executive retirement plan expense	33	135
Gain on sale of SBA loans	(2,225)	(3,582)
SBA loans originated for sale	(29,471)	(32,199)
Proceeds from sale of SBA loans originated for sale	20,122	35,595
Loss on sale & write down of other real estate owned	662	999
Contribution of OREO property	0	139
Provision for OREO	2,417	0
Net accretion of purchase premiums and discounts on securities	(135)	3
Deferred income tax benefit	(126)	(1,343)
Other than temporary decline in value of investments	955	0
Changes in operating assets and liabilities:
(Increase) decrease in accrued interest receivable and other assets	1,733	851
Increase (decrease) in accrued interest payable and other accrued liabilities	1,164	1,161
Net cash provided by operating activities	5,642	17,284
Cash Flows from Investing Activities
Purchases of investment securities available for sale	(22,026)	(4,148)
Redemptions (purchases) of restricted stock	(1,395)	1,342
Purchase of additional bank owned life insurance	0	(5,000)
Proceeds from sale and call of securities available for sale	1,257	1,000
Proceeds from maturities and principal payments on mortgage backed securities	4,178	5,940
Proceeds from sale of other real estate owned	4,223	3,533
Advances on other real estate owned	(252)	(223)
Net increase in loans	(37,808)	(23,378)
Purchases of bank premises and equipment	(113)	(225)
Net cash used in investing activities	(51,936)	(21,159)
Cash Flows from Financing Activities
Payment of dividend on preferred stock	(816)	(815)
Cash payment of fractional shares on 10% stock dividend	(2)	(1)
Minority interest capital withdrawal, net	(1,325)	(899)
Proceeds from exercise of stock options and warrants	290	35
Redemption from sale of TARP warrants	(1,650)	0
Proceeds from the issuance of Series B preferred stock, net	18,539	0
Repurchase of Series A preferred stock	(14,340)	0
Net decrease in other borrowed funds	(10,000)	0
Net (decrease) increase in FHLBNY and short term borrowings	34,832	(30,159)
Net (decrease) increase in noninterest-bearing deposits	5,644	(804)
Net increase in interest-bearing deposits	(16,083)	3,156
Net cash used in financing activities	15,089	(29,487)
(Decrease) Increase in cash and cash equivalents	(31,205)	(33,362)
Cash and Cash Equivalents, January 1,	76,866	110,228
Cash and Cash Equivalents, December 31,	45,661	76,866
Cash paid during the year for:
Interest on deposits and borrowed funds	5,909	7,505
Income taxes	4,795	5,600
Supplemental Schedule of Noncash Activities:
Real estate acquired in settlement of loans	$ 9,903	$ 11,095